Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - EPS Basic (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic earnings per share [abstract]
Profit/(loss) attributable to the parent	€ (8,771)	€ 6,515	€ 7,810
Remuneration of contingently convertible preference shares (CCP)	(552)	(595)	(560)
Net profit for the year	(9,323)	5,920	7,250
Profit (loss) from discontinued operations (net of non-controlling interests)	0	0	0
Profit or loss from continuing operations (net of non-controlling interests and CCP) (millions of euros)	€ (9,323)	€ 5,920	€ 7,250
Weighted average number of shares outstanding (in shares)	17,316,288,908	16,348,415,883	16,150,090,739
Impact factor correction (in shares)		710,800,691	702,177,858
Adjusted number of shares (in shares)	17,316,288,908	17,059,216,574	16,852,268,597
Total basic earnings (loss) per share (in euro per share)	€ (0.538)	€ 0.347	€ 0.430
Basic earnings per share from discontinued operations (in euro per share)	0	0	0
Basic earnings per share from continuing operations (in euro per share)	€ (0.538)	€ 0.347	€ 0.430